HOME EQUITY LOAN-BACKED TERM NOTES, GMACM SERIES 2006-HE4
                             PAYMENT DATE 12/26/2006

Cut-Off Period Date                                                11/30/06
Determination Date                                                 12/18/06
Record Date                                                        12/22/06
Payment Date                                                       12/26/06
Actual Days in Accrual Period (30/360)                                   29

SERVICING CERTIFICATE
Beginning Pool Balance                                       946,958,137.85
Beginning PFA                                                174,189,743.60
Ending Pool Balance                                        1,027,244,990.20
Ending PFA Balance                                            87,168,337.00
Principal Collections                                         55,492,066.73
Principal Draws                                               33,515,508.97
Net Principal Collections                                                 -
Active Loan Count                                                    20,499

Interest Collections                                           6,728,418.53

Additional Mortgage Loans - Revolving Period                 102,263,410.11
Additional Mortgage Loans - Due to Funding Event                       0.00

Net WAC Rate                                                       8.14627%
Substitution Adjustment Amount                                         0.00

Excess Cash                                                    2,276,307.75
Excess Spread Percentage                                              1.66%
Excess Spread Target                                                  2.00%


                                                           BEGINNING               ENDING
TERM NOTES                                                  BALANCE                BALANCE           FACTOR
----------                                                  -------                -------           ------
Class A-1                                                    516,972,000.00        516,972,000.00    1.0000000
Class A-2                                                    342,335,000.00        342,335,000.00    1.0000000
Class A-3                                                    276,915,000.00        276,915,000.00    1.0000000
Variable Pay Revolving Notes - A-1                            19,756,124.79         17,479,817.24    0.7653619
Variable Pay Revolving Notes - A-2                                     0.87                  0.77    0.0000000
Variable Pay Revolving Notes - A-3                                     0.87                  0.77    0.0000000
Certificates                                                   -                      -                -

                                                                                   INTEREST SECURITY
TERM NOTES   (continued)                                    PRINCIPAL   INTEREST   SHORTFALLS  %        COUPON
----------                                                  ---------   ---------  ----------  -        ------
Class A-1                                                          0.00 2,244,663.70   0.00   44.60%      5.3900%
Class A-2                                                          0.00 1,505,703.44   0.00   29.54%      5.4600%
Class A-3                                                          0.00 1,226,887.29   0.00   23.89%      5.5000%
Variable Pay Revolving Notes - A-1                         2,276,307.55  88,008.05     0.00    1.51%      5.5300%
Variable Pay Revolving Notes - A-2                                 0.10       0.00     0.00    0.00%      5.5300%
Variable Pay Revolving Notes - A-3                                 0.10       0.00     0.00    0.00%      5.5300%
Certificates                                                    -             0.00    -        -          -

Beginning Overcollateralization Amount                       (14,046,564.80)
Overcollateralization Amount Increase (Decrease)               2,276,307.75
Outstanding Overcollateralization Amount                     (11,770,257.05)
Target Overcollateralization Amount                            5,795,303.16

Credit Enhancement Draw Amount                                         0.00
Unreimbursed Prior Draws                                               0.00


                                                                                   NUMBER           PERCENT     FORECLOSURE
                                                                    BALANCE       OF LOANS         OF BALANCE      UNITS
Delinquent Loans (30 Days)*                                    5,413,415.60          105             0.53%           0
Delinquent Loans (60 Days)*                                    1,279,404.17          24              0.12%           0
Delinquent Loans (90 Days)*                                               -           0              0.00%           0
Delinquent Loans (120 Days)*                                              -           0              0.00%           0
Delinquent Loans (150 Days)*                                              -           0              0.00%           0
Delinquent Loans (180+ Days)*                                             -           0              0.00%           0
REO                                                                       -           0              0.00%
Bankruptcy                                                                -           0              0.00%
Foreclosures                                                              -           0              0.00%

                                                                           BANKRUPTCY            REO
                                                                 DOLLARS    UNITS   DOLLARS     UNITS       DOLLARS
Delinquent Loans (30 Days)*                                        0.00       0       0.00        0           0.00
Delinquent Loans (60 Days)*                                        0.00       0       0.00        0           0.00
Delinquent Loans (90 Days)*                                        0.00       0       0.00        0           0.00
Delinquent Loans (120 Days)*                                       0.00       0       0.00        0           0.00
Delinquent Loans (150 Days)*                                       0.00       0       0.00        0           0.00
Delinquent Loans (180+ Days)*                                      0.00       0       0.00        0           0.00
REO
Bankruptcy
Foreclosures




*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                LIQUIDATION TO-DATE
Beginning Loss Amount                                            0.00
Current Month Loss Amount                                        0.00
Current Month Recoveries                                         0.00
                                               -----------------------
                                               -----------------------
Ending Loss Amount                                               0.00                 0.00%

                                                RECOVERY TO-DATE
Beginning Recovery Amount                                        0.00
Current Month Recovery Amount                                    0.00
                                               -----------------------
                                               -----------------------
Ending Recovery Amount                                           0.00


                                                   SPECIAL HAZARD             FRAUD          BANKRUPTCY
Beginning Amount                                                 0.00                  0.00         0.00
Current Month Loss Amount                                        0.00                  0.00         0.00
Ending Amount                                                       -                     -            -

Extraordinary Event Losses                                       0.00
Excess Loss Amounts                                              0.00

Cuurent Month Repurchases Units                                 12.00
Cuurent Month Repurchases ($)                              906,901.77


FUNDING ACCOUNT
Beginning Funding Account Balance                       20,783,680.28
Deposit to Funding Account                              21,976,557.76
Excess Of Draws over Principal Collections                       0.00
Payment for Additional Purchases                        15,242,003.51
Prefunding balance sent to Funding account                       0.00
Add Variable Funding Note                                        0.00
                                                  --------------------
                                                  --------------------
Ending Funding Account Balance as of Payment            27,518,234.53
Date
Interest earned for Collection Period                       21,400.64
Interest withdrawn related to prior Collection               3,948.40
Period

PRE-FUNDING ACCOUNT
Beginning Pre-Funding Account Balance                  174,189,743.60
Deposit to Pre-Funding Account                                   0.00
Excess Of Draws over Principal Collections                       0.00
Payment for Additional Purchases                        87,021,406.60
Remaining balance sent to Funding Account                        0.00
                                                  --------------------
                                                  --------------------
Ending Pre-Funding Account Balance as of Payment        87,168,337.00
Date
Interest earned for Collection Period                      701,223.48
Interest withdrawn related to prior Collection           1,152,015.12
Period

CAPITALIZED INTEREST ACCOUNT
Beginning CIA Account Balance                            1,201,228.85
Withdrawal from CIA Account                                      0.00
Remaining balance sent to GMACM                                  0.00
                                                  --------------------
                                                  --------------------
Ending CIA Account Balance as of Payment Date            1,201,228.85
Interest earned for Collection Period                        6,125.39
Interest withdrawn related to prior Collection              12,306.63
Period

CASH FLOWS RECEIVED
Principal Collections                                   55,492,066.73
Principal Draws                                        (33,515,508.97)
Interest Collections                                     7,122,984.42
Servicer Advances                                                0.00
Pre-Funding Account remaining balance withdrawn                  0.00
Capital Interest Account withdrawal                              0.00
Reinvestment Income                                        728,749.51
Substitution Adjustment Amount                                   0.00
Recovery Amounts                                                 0.00
                                                  --------------------
                                                  --------------------
TOTAL CASH FLOWS RECEIVED                               29,828,291.69

CASH FLOWS DISTRIBUTED
Principal Distribution                                  24,252,865.51
Interest Distribution                                    5,065,262.48
Residual Amount - Certificates                                   0.00
Servicer Advances - Reimbursement                                0.00
GMACM Service Fee                                          394,565.89
GMACM Recovery Fee                                               0.00
Credit Enhancer Fee - MBIA                                 115,597.81
                                                  --------------------
                                                  --------------------
TOTAL CASH FLOWS DISTRIBUTED                            29,828,291.69

NET CASH FLOWS REMAINING                                         0.00

BULLET TERMINATION EVENTS                                              YES/NO
-------------------------                                              ------
1) Term Notes have been downgraded below AAA/Aaa by S&P
    and Moodys, respectively                                             No

2) Trust failed to receive advance of funds from VPRN holder or failed to issue and sell an additional VPRN No

3) An event of Default under the Indenture or an Enhancer Default        No

4-A) For 3 consecutive months, the average amount in the Funding Account not used to purchase additional balances or subsequent mortgage loans is greater than 30% of the amount actually used to purchase additional balances or subsequent transfer loans. No

4-B) For 6 consecutive months, the average amount in the Funding Account not used to purchase additional balances or subsequent mortgage loans is greater than 20% of the amount actually used to purchase additional balances or subsequent transfer loans. No

FUNDING EVENT                                                     YES/NO
During the Managed Amortization Period the aggregate
Note Balance of the VPRN has been reduced to zero and the
Overcollateralization Target Amount has been met.                   No

TRIGGER ANALYSIS

Rolling Six Month Loss Amount Current Trigger Percentage          0.00%
Rolling Six Month Loss Amount Target Trigger Percentage           1.50%
SERVICING TRIGGER EVENT                                             No

Excess Cash                                                    2,276,307.75
Excess Spread Percentage                                          1.66%
Excess Spread Target                                              2.00%
EXCESS SPREAD TRIGGER                                               No

Current Period                                                  Revolving

Step Down Date                                                      No

Step Up Date - Class A-1                                            No
Step Up Date - Class A-2                                            No
Step Up Date - Class A-3                                            No